Acquisitions and Business Combinations - Fair Value of Assets Acquired and Liabilities Assumed (Details) R in Millions		9 Months Ended	12 Months Ended
	Oct. 01, 2020 ZAR (R) R / $ $ / oz	Jun. 30, 2021 ZAR (R)	Jun. 30, 2021 ZAR (R)	Sep. 30, 2020 ZAR (R)	Jun. 30, 2020 ZAR (R)
Disclosure of detailed information about business combination [line items]
Deferred tax assets recognised as of acquisition date	R 55				R 0
Revenue of acquiree since acquisition date		R 7,920
Profit (loss) of acquiree since acquisition date		R 1,641
Revenue of combined entity as if combination occurred at beginning of period			R 44,718
Profit (loss) of combined entity as if combination occurred at beginning of period			R 6,087
Mponeng operations and related assets
Disclosure of detailed information about business combination [line items]
Post-tax real discount rate	10.60%	10.30%	10.30%
Cash and cash equivalents recognised as of acquisition date				R 3
Inflation rate	5.00%
Contingent liabilities recognised as of acquisition date	R 230
Mponeng operations and related assets | Provisional fair value
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	6,547
Restricted cash and investments	1,268
Deferred tax assets recognised as of acquisition date	103
Current Inventory Recognised As Of Acquisition Date	454
Fair value of acquired receivables	59
Cash and cash equivalents recognised as of acquisition date	3
Deferred tax liabilities recognised as of acquisition date	(251)
Provision for Environmental Rehabilitation recognised as of acquisition date	(1,442)
Other non-current liabilities recognised as of acquisitiondate	(41)
Non-current Streaming Contract as of acquisition date	(938)
Trade and other payables recognised as of acquisition date	(535)
Current Streaming Contract Liability as of acquisition date	(479)
Identifiable assets acquired (liabilities assumed)	4,748
Mponeng operations and related assets | Measurement period adjustment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	(523)
Restricted cash and investments	0
Deferred tax assets recognised as of acquisition date	119
Current Inventory Recognised As Of Acquisition Date	0
Fair value of acquired receivables	(12)
Cash and cash equivalents recognised as of acquisition date	0
Deferred tax liabilities recognised as of acquisition date	84
Provision for Environmental Rehabilitation recognised as of acquisition date	(414)
Other non-current liabilities recognised as of acquisitiondate	0
Non-current Streaming Contract as of acquisition date	0
Trade and other payables recognised as of acquisition date	211
Current Streaming Contract Liability as of acquisition date	0
Identifiable assets acquired (liabilities assumed)	(535)
Mponeng operations and related assets | Final fair value
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	6,024
Restricted cash and investments	1,268
Deferred tax assets recognised as of acquisition date	222
Current Inventory Recognised As Of Acquisition Date	454
Fair value of acquired receivables	47
Cash and cash equivalents recognised as of acquisition date	3
Deferred tax liabilities recognised as of acquisition date	(167)
Provision for Environmental Rehabilitation recognised as of acquisition date	(1,856)
Other non-current liabilities recognised as of acquisitiondate	(41)
Non-current Streaming Contract as of acquisition date	(938)
Trade and other payables recognised as of acquisition date	(324)
Current Streaming Contract Liability as of acquisition date	(479)
Identifiable assets acquired (liabilities assumed)	R 4,213
Mponeng operations and related assets | Mponeng
Disclosure of detailed information about business combination [line items]
Deferred Tax Rate	15.00%
Mponeng operations and related assets | West Wits
Disclosure of detailed information about business combination [line items]
Deferred Tax Rate	15.00%
Mponeng operations and related assets | VR Closure
Disclosure of detailed information about business combination [line items]
Deferred Tax Rate	20.80%
Mponeng operations and related assets | Mine Waste Solutions
Disclosure of detailed information about business combination [line items]
Deferred Tax Rate	18.40%
Franco Nevada | Mponeng operations and related assets
Disclosure of detailed information about business combination [line items]
Post-tax real discount rate	11.60%
Floor | Mponeng operations and related assets
Disclosure of detailed information about business combination [line items]
Post-tax real discount rate	8.50%
Exchange rate (R/USD and PGK/USD) | R / $	14.41
Closing Price Of Gold Assumption | $ / oz	1,308
Discount rates	5.10%
Cap | Mponeng operations and related assets
Disclosure of detailed information about business combination [line items]
Post-tax real discount rate	11.60%
Exchange rate (R/USD and PGK/USD) | R / $	16.75
Closing Price Of Gold Assumption | $ / oz	1,784
Discount rates	11.50%